Loan (Details) - Secured loan			6 Months Ended		12 Months Ended
	Oct. 05, 2023	Aug. 21, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Aug. 21, 2023 AUD ($)
Convertible note liability
Principal amount of debt issued		$ 1,100,000
Maximum percentage of rebate on eligible research and development expenses	43.50%	43.50%
Interest rate		16.00%					16.00%
Minimum interest chargeable period		91 days
Repayment period after notice of assessment		21 days
Interest expense			$ 0	$ 27,423	$ 29,697	$ 0
Maximum
Convertible note liability
Principal amount of debt issued							$ 1,100,000